Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Restatement of Previously Issued Financial Statements

Note 10 – Restatement of Previously Issued Financial Statements

During 2015, the Company entered into a license agreement with a related party that was not originally reflected in its previously issued financial statements.

The following tables present the restated financial statements as of and for the year ended December 31, 2015. All the adjustments are a result of recording the license agreement entered into in 2015.

CONSOLIDATED BALANCE SHEET
As of December 31, 2015

	As Originally
	Presented	Restatement	As Restated

ASSETS

Current Assets:
Cash	$14,797	$-	$14,797
Restricted cash	99,900	-	99,900
Accounts receivable, net	84,565	-	84,565
Inventory	3,447	-	3,447
Prepaid expenses and other current assets	9,681	-	9,681
Total current assets	212,390	-	212,390

Intangible assets, net	3,250	946,529	949,779
TOTAL ASSETS	$215,640	$946,529	$1,162,169

LIABILITIES AND STOCKHOLDERS' DEFICIT

Current Liabilities:
Accounts payable	$256,558	$-	$256,558
Accrued expenses	2,525	-	2,525
Due to related parties	28,813	365,798	394,611
Deferred income	88,505	-	88,505
Total current liabilities	376,401	365,798	742,199

Due to related parties	-	348,066	348,066
TOTAL LIABILITIES	376,401	713,864	1,090,265

STOCKHOLDERS' DEFICIT
Common stock	21,938	927	22,865
Additional paid-in capital	537,944	299,073	837,017
Accumulated deficit	(720,643)	(67,335)	(787,978)
Total stockholders' deficit	(160,761)	232,665	71,904
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$215,640	$946,529	$1,162,169

CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2015

	As Originally
	Presented	Restatement	As Restated

Sales	$479,204	$-	$479,204
Cost of goods sold	191,493	-	191,493
Gross profit	287,711	-	287,711

Operating expenses:
Selling expenses	112,439	-	112,439
General and administrative expenses	1,674,169	49,817	1,723,986
Total operating expenses	1,786,608	49,817	1,836,425
Loss from operations	(1,498,897)	(49,817)	(1,548,714)

Other income (expense)
Interest expense	0	(17,518)	(17,518)
Total other income (expense)	0	(17,518)	(17,518)
Loss before provision for income taxes	(1,498,897)	(67,335)	(1,566,232)

Provision for income taxes	-	-	-

Net loss	$(1,498,897)	$(67,335)	$(1,566,232)

CONSOLIDATED STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2015

	As Originally
	Presented	Restatement	As Restated

OPERATING ACTIVITIES:
Net loss	$(1,498,897)	$(67,335)	$(1,566,232)
Adjustments to reconcile net loss to
net cash used in operating activities:
Amortization	-	49,817	49,817
Imputed interest	-	17,518	17,518
Stock-based compensation	129,432	-	129,432
Common stock issued for services	220,250	-	220,250
Change in current assets and liabilities:		-
Accounts receivable	(74,277)	-	(74,277)
Inventory	(2,667)	-	(2,667)
Prepaid expenses and other assets	(9,681)	-	(9,681)
Accounts payable	76,110	-	76,110
Accrued expenses	25	-	25
Due to related parties	(214,092)	-	(214,092)
Deferred income	(15,503)	-	(15,503)
Net cash used in operating activities	(1,389,300)	-	(1,389,300)

INVESTING ACTIVITIES:
Payment for intangible assets	(450)	-	(450)
Increase in restricted cash	(99,900)	-	(99,900)
Net cash used in investing activities	(100,350)	-	(100,350)

FINANCING ACTIVITIES:
Proceeds from sale of common stock	1,500,000	-	1,500,000
Net cash provided by financing activities	1,500,000	-	1,500,000

NET INCREASE IN CASH	10,350	-	10,350

CASH, BEGINNING OF PERIOD	4,447	-	4,447

CASH, END OF PERIOD	$14,797	$-	$14,797